Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
24. Equity

a)       Share capital

On December 31, 2025, share capital is represented by 305,677,709 common shares, par value of US$0.000025. Share capital is composed of the following shares for the year ended December 31, 2025:

December 31, 2023 shares outstanding	329,608
Treasury shares	12,044
Long-Term Incentive Plan	3,200
Repurchase of common shares	(15,244)
December 31, 2024 shares outstanding	329,608
Treasury shares	24,119
Long-Term Incentive Plan	3,067
Repurchase of common shares	(27,186)
Share cancellation	(23,930)
December 31, 2025 shares outstanding	305,678

b)       Capital reserve

The capital reserve can only be used to increase capital, offset losses, redeem, reimburse or purchase shares or pay cumulative dividends on preferred shares. For the year ended December 31, 2025, and 2024, the Group recognized the capital reserve movement related to the costs of the FIDM and FIDC in the amount of R$2,368 (R$475 on December 31, 2024) and all the LTIP/ LTIP-Goals shares were delivered with treasury shares.

c)       Share based long-term incentive plan (LTIP-Goals)

LTIP-Goals was established by PagSeguro Brazil on December 18, 2018, as approved by the Company’s board of directors, modified and ratified on August 7, 2019, February 21, 2020, January 19, 2021, August 16, 2021, and December 20, 2021. Beneficiaries under the LTIP-Goals are selected by the LTIP-Goals Committee, which consists of the Company’s Chairman of the board of directors and two officers of UOL.

The unvested portions of each beneficiary’s LTIP and LTIP-Goals rights will be settled on each future annual vesting date in cash, Class A common shares or a combination of the two.

This arrangement is classified as equity settled. For the year ended December 31, 2025, the Group recognized in equity, costs related to the LTIP and LTIP-Goals in the total amount of R$112,098 (R$178,692 in the year ended December 31, 2024). On December 31, 2025, the amount of R$60,221 (R$50,810 on December 31, 2024) was accounted for LTIP and LTIP-Goals social charges, including withholding income tax (Note 19).

The maximum number of common shares that can be delivered to beneficiaries under the LTIP and LTIP-Goals may not exceed 3% and 1% per year, respectively, of the PagSeguro Group’s issued share capital at any time. For the year ended December 31, 2025, total shares delivered were 3,067,643 from treasury shares (3,200,293 for the year ended December 31, 2024) representing 0.93% of total shares (1% for the year ended December 31, 2024). Additionally total shares granted were 2,797,058 representing 0.92% of total shares.

d)       OCI and equity valuation adjustments

The Group recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiaries BCPS, Pagseguro Colombia, Pagseguro Chile, Pagseguro Peru, Pagseguro Mexico and PBMX México which amounted to a gain of R$117 in the year ended December 31, 2025 (gain of R$767 in the year ended December 31, 2024). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off of the investment.

The financial investments, LFTs acquired as part of compulsories reserves and accounts receivables mark-to-market mentioned in notes 7, 8 and 9, respectively, were classified at fair value through other comprehensive income. Unrealized gain on LFTs for the year ended December 31, 2025 totaled R$95 (gain of R$796 for the year ended December 31, 2024) and the unrealized losses in the accounts receivable mark-to-market, net of taxes, in the year ended in December 31, 2025 totaled R$120,588 (R$86,270 in the year ended December 31, 2024).

The derivative financial instruments mentioned in note 22, designated as cash flow hedge, were classified at fair value through other comprehensive income. Unrealized losses on these hedge instruments, net of taxes, in the year ended December 31, 2025, totaled R$4,588 (gain of R$2,266 in the year ended December 31, 2024).

As part of transactions completed in prior years, the PagSeguro Group also recognized in this account the difference between the book value and the amounts paid in the acquisitions of additional interests from the non-controlling shareholders of the subsidiary represented by the accumulated amount of R$22,372 (R$22,372 as of December 31, 2024).

e)       Treasury shares

On August 2024, The Board of directors has authorized a share repurchase program, under which PagSeguro Digital Ltd. may repurchase up to US$200 million in outstanding Class A common shares. The former program (announced in 2018) was concluded after the repurchase of a total amount of US$250 million in Class A common shares.

On May 29, 2025, The Board of directors has authorized its third share repurchase program, under which PagSeguro Digital Ltd. may repurchase up to US$ 200 million in outstanding Class A common shares. The former program (announced in August 2024) was concluded after the repurchase of a total amount of US$200 million in Class A common shares. The new repurchase program will go into effect immediately and does not have a fixed expiration date.

The Company’s management is responsible for defining the timing and the number of shares to be acquired, within authorized limits.

On May 13, 2025, the Company’s Board of Directors approved the cancellation of 23,930,715 common shares held in treasury, in the total amount of R$1,208,680. As a result of cancellation PagSeguro’s share capital will be comprised of 305,677,709.

Treasury shares are composed of the following shares for the year ended:

	Shares	Amount	Average Price (US$)
Repurchase shares
December 31, 2023 treasury shares	13,739,418	760,318	10.51
Repurchase of common shares	15,244,386	784,459	8.93
Long-term incentive plan	(3,200,293)	(177,099)	10.51
December 31, 2024 treasury shares	25,783,511	1,367,678	9.58
Repurchase of common shares	27,186,733	1,330,183	8.82
Long-term incentive plan	(3,067,643)	(159,803)	9.58
Share cancellation	(23,930,715)	(1,208,680)	8.98
December 31, 2025 treasury shares	25,971,886	1,329,378	9.34

f)        Dividends

On May 13, 2025 the Company’s Board of Directors approved the first payment of dividend of US$0.14 per common share of the Company. The dividends were paid on September 6, 2025, totaling R$236,037, being R$94,920 to controlling shareholders and R$141,117 to third-party shareholders.

On June 13, 2025 the Company’s Board of Directors approved the second payment of dividend of US$0.12 per common share of the Company. The dividends were paid on August 13, 2025, totaling R$195,164, being R$81,200 to controlling shareholders and R$113,964 to third-party shareholders.

On September 3, 2025 the Company’s Board of Directors approved the third payment of dividend of US$0.12 per common share of the Company. The dividends were paid on October and November, 2025, totaling R$185,854, being R$76,650 to controlling shareholders and R$109,204 to third-party shareholders.

On December 30, 2025 the Company’s Board of Directors approved the fourth payment of dividend of US$0.12 per common share of the Company, in the amount of R$184,686, being R$83,594 to controlling shareholders and R$101,093 to third-party shareholders. The provision is an estimate subject to fluctuations caused by the exchange rate at the payment date and the final amount was R$171,985 as disclosed in note 33.